SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 0	$ 1	$ 0	$ 19	$ 36	$ 57
Asia
Revenue			0	5	22	49
Europe
Revenue			0	14	14	0
Africa
Revenue					0	8
Devices
Revenue			0	0	17	17
Disposables
Revenue			0	2	2	32
Other
Revenue			0	15	15	1
Warranty
Revenue			$ 0	$ 2	$ 2	$ 7